Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 10, 2017	Sep. 30, 2016	Aug. 31, 2016	Jun. 30, 2016	Feb. 29, 2016	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Oct. 15, 2015
Commitments and Contingencies (Textual)
Rent expense											$ 474	$ 416
Negotiated settlement											45
Settled and/or wrote off debt			$ 90	$ 614				$ 1,109			1,159
Cash payment			35	$ 123				243		$ 786	786	288
Recognized a gain						$ 39		872	39	866	$ 872	1,008
Issuance of shares of restricted common stock				409,347							693
Fair value restricted share at conversion date				$ 85
Gains (Losses) on Restructuring of Debt				406					39	$ 866	$ 872	$ 1,008
Gain on the debt settlement			$ 55
Benefits related to severance of employees	$ 146
Accrue for the remaining rent under the lease term, net	474
Severance expense	$ 75
Previously recorded liability from lease termination liability						264			264
Accrued liability						$ 75			$ 75
Payables previously recorded by dissolved subsidiary								$ 693
After Revision [Member]
Commitments and Contingencies (Textual)
Accounts payable, accrued expenses and other liabilities													$ 796
CEO [Member]
Commitments and Contingencies (Textual)
Performance shares with a grant date											165,052			165,052
Investors [Member]
Commitments and Contingencies (Textual)
Settled and/or wrote off debt				$ 614
Issuance of shares of restricted common stock				26,995
Former Vendor [Member]
Commitments and Contingencies (Textual)
Litigation amount					$ 335
Former Vendor One [Member]
Commitments and Contingencies (Textual)
Litigation amount					$ 51
Unsecured creditors [Member]
Commitments and Contingencies (Textual)
Cash payment		$ 249
Aggregate principal amount													$ 288
Debt issued percentage													8.00%
Gain on the debt settlement		$ 547
Accounts payable, accrued expenses and other liabilities													$ 839